Financial Instruments and Risk Management - Summary of Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 5,740,896	$ 5,572,463
Payments	(331,075)	(386,389)
Proceeds from long-term debt	800,046	430,507
Transaction costs incurred for long-term debt	(45,179)	(41,912)
Reclassifications and other	27,738	84,139
Ending balance	6,192,426	5,658,808
Current portion of long-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	374,607	469,766
Payments	(317,731)	(372,886)
Reclassifications and other	149,034	152,966
Ending balance	205,910	249,846
Long-term Debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	5,127,368	4,866,159
Proceeds from long-term debt	800,046	430,507
Transaction costs incurred for long-term debt	(45,179)	(41,912)
Reclassifications and other	(143,960)	(66,314)
Ending balance	5,738,275	5,188,440
Short-term Portion of Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	26,484	28,944
Payments	(13,344)	(13,503)
Reclassifications and other	16,060	13,165
Ending balance	29,200	28,606
Long-term Portion of Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	212,437	207,594
Reclassifications and other	6,604	(15,678)
Ending balance	$ 219,041	$ 191,916